GENERAL INFORMATION	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
GENERAL INFORMATION

1. GENERAL INFORMATION

Antelope Enterprise Holdings Limited (“Antelope Enterprises” or the “Company”), formerly known as China Ceramics Co., Ltd (“CCCL”), is a British Virgin Islands company operating under the BVI Business Companies Act (2004) with its shares listed on the NASDAQ (“symbol: AEHL”). Its predecessor company, China Holdings Acquisition Corp. (“CHAC”), was incorporated in Delaware on June 22, 2007, and was organized as a blank check company for the purpose of acquiring, through a stock exchange, asset acquisition or other similar business combination, or controlling, through contractual arrangements, an operating business, that has its principal operations in Asia. The Company has no operations and has no assets or liabilities of consequence outside its investments in its operating subsidiaries. The head office of the Company is located at Junbing Industrial Zone, Jinjiang City, Fujian Province, the People’s Republic of China (“PRC”).

On November 20, 2009, CHAC merged with and into Antelope Enterprises, its wholly owned British Virgin Islands subsidiary, with Antelope Enterprise surviving the merger (the “Redomestication”). On the same day, pursuant to the terms of a merger and stock purchase agreement dated August 19, 2009 (the “acquisition agreement”), Antelope Enterprise acquired all of the outstanding securities of Success Winner Limited (“Success Winner”) held by Mr. Wong Kung Tok in exchange for US$10.00 and 5,743,320 shares of Antelope Enterprise (the “Success Winner Acquisition”). The total number of issued and outstanding shares of Antelope Enterprise immediately after the acquisition was 8,950,171.

Prior to the Success Winner Acquisition on November 20, 2009, neither CHAC nor Antelope Enterprises had an operating business.

Jinjiang Hengda Ceramics Co., Ltd. (“Hengda”), which became the operating entity of Antelope Enterprise in connection with the Success Winner Acquisition, was established on September 30, 1993 under the laws of PRC with 15% of its equity interest owned by Fujian Province Jinjiang City Anhai Junbing Hengda Construction Material Factory (“Anhai Hengda”) and 85% owned by Chi Wah Trading Import and Export Company (“Chi Wah”). Chi Wah is a sole proprietor under the laws of Hong Kong with its legal and equitable interest solely owned by Mr. Wong Kung Tok. Anhai Hengda was owned by Mr. Wong Kung Tok’s family, which was considered an act-in-concert party of Mr. Wong Kung Tok for accounting purposes.

Hengda is principally engaged in the manufacture and sale of ceramic tiles used for exterior siding and for interior flooring and design in residential and commercial buildings.

Hengda’s owners reorganized the corporate structure in 2008 and 2009 (the “Hengda Reorganization” or the “Reorganization”), as follows:

Stand Best Creation Limited (“Stand Best”) was established on January 17, 2008 under the laws of Hong Kong with its paid-up share capital being HK$1.00 divided into 1 ordinary share solely owned by Mr. Wong Kung Tok. Stand Best acquired 100% of Hengda’s equity interest from Anhai Hengda and Chi Wah on April 1, 2008 at the consideration of RMB 58,980,000.

Success Winner Limited (“Success Winner”) was incorporated in the British Virgin Islands on May 29, 2009 as a limited liability company. Its paid-up and issued capital is US$1 divided into 1 ordinary share solely owned by Mr. Wong Kung Tok.

On June 30, 2009, through a capitalization agreement between Mr. Wong Kung Tok and Stand Best, Stand Best capitalized a shareholder loan due to Mr. Wong Kung Tok in the amount of HK$ 67.9 million (equivalent to approximately RMB 58.9 million) through the issuance of an aggregate of 9,999 ordinary shares of HK$ 1.00 par value which Mr. Wong Kung Tok allotted to Success Winner.

On the same date, Mr. Wong Kung Tok transferred his ownership of the remaining 1 ordinary share of Stand Best to Success Winner, thus making Success Winner the sole parent company of Stand Best.

On January 8, 2010, Hengda completed the acquisition of all voting equity interests of Jiangxi Hengdali Ceramic Materials Co., Ltd. (“Hengdali” or the “Gaoan Facility”), located in Gaoan, Jiangxi Province (the “Hengdali Acquisition”). Hengdali manufactures and sells ceramics tiles used for exterior siding and for interior flooring. In total, Hengda assumed loans of RMB 60.0 million and paid cash consideration of RMB 185.5 million for the acquisition.

On September 22, 2017, Success Winner incorporated a 100% owned subsidiary Vast Elite Limited (“Vast Elite”) in Hong Kong with an initial registered capital of HKD1. Vast Elite is a holding company and had no material operations during the year ended December 31, 2019.

On November 20, 2019, Vast Elite incorporated a 100% owned subsidiary Chengdu Future Talented Management and Consulting Co, Ltd (“Chengdu Future”) in China. Chengdu Future is engaged in business management and consulting services.

On December 3, 2019, Success Winner incorporated a 100% owned subsidiary Antelope Enterprise (HK) Holdings Limited (“Antelope HK”) in Hong Kong. Antelope HK only serves the purpose of a holding company.

On May 5, 2020, Antelope HK incorporated a 100% owned subsidiary Antelope Holdings (Chengdu) Co., Ltd (“Antelope Chengdu”) in China. Antelope Chengdu is engaged in business management and consulting services.

On August 10, 2021, Antelope HK incorporated a 100% owned subsidiary Hainan Antelope Holdings Co., Ltd (“Antelope Hainan”) in China. Antelope Hainan is engaged in business management and consulting services. Antelope Hainan does not have any operations as of this report date.

On August 11, 2021, Antelope HK incorporated a 100% owned subsidiary Antelope Future (Yangpu) Investment Co., Ltd (“Antelope Yangpu”) in China. Antelope Yangpu is engaged in business management and consulting services. Antelope Yangpu does not have any operations as of this report date.

On August 23, 2021, Antelope Hainan incorporated a 100% owned subsidiary Antelope Investment (Hainan) Co., Ltd (“Antelope Investment”) in China. Antelope Investment is engaged in business management and consulting services. Antelope Investment does not have any operations as of this report date.

On September 9, 2021, Antelope Future incorporated a 100% owned subsidiary Antelope Ruicheng Investment (Hainan) Co., Ltd (“Antelope Ruicheng”) in China. Antelope Ruicheng is engaged in business management and consulting services. Antelope Ruicheng does not have any operations as of this report date.

On September 18, 2021, Antelope Ruicheng incorporated a 51% owned subsidiary Hainan Kylin Cloud Services Technology Co., Ltd ((“Hainan Kylin”) in China. Hainan Kylin is engaged in the business management and consulting services for livestreaming ecommerce industry.

On October 28, 2022, Hainan Kylin incorporated a 100% owned subsidiary Hangzhou Kylin Cloud Services Technology Co., Ltd (“Hangzhou Kylin”) in China. Hangzhou Kylin is engaged in business management and consulting services for the livestreaming ecommerce industry.

On November 2, 2022, Hainan Kylin incorporated a 100% owned subsidiary Anhui Kylin Cloud Services Technology Co., Ltd (“Anhui Kylin”) in China. Anhui Kylin is engaged in business management and consulting services for the livestreaming ecommerce industry.

On January 4, 2023, Antelope Enterprise Holdings Limited incorporated a 100% owned subsidiary Antelope Enterprise Holding USA Inc (Antelope USA) in Delaware. Antelope USA is a holding company with no material operations.

On February 15, 2023, Hainan Kylin incorporated a 100% owned subsidiary Wenzhou Kylin Cloud Services Technology Co., Ltd (“Wenzhou Kylin”) in China. Wenzhou Kylin is engaged in business management and consulting services for the livestreaming ecommerce industry.

On August 15, 2023, Hainan Kylin incorporated a 100% owned subsidiary Hubei Kylin Cloud Services Technology Co., Ltd (“Hubei Kylin”) in China. Hubei Kylin is engaged in business management and consulting services for the livestreaming ecommerce industry.

On August 18, 2023, Hainan Kylin incorporated a 100% owned subsidiary Jiangxi Kylin Cloud Services Technology Co., Ltd (“Jiangxi Kylin”) in China. Jianxi Kylin is engaged in business management and consulting services for the livestreaming ecommerce industry.

Since the ceramic tiles manufacturing business of the Company has experienced significant hurdles due to the significant slowdown of the real estate sector and the impacts of COVID-19 in China, the Company plans to divest its ceramic tiles manufacturing business, which is conducted through the Company’s subsidiaries, Stand Best, Hengda and Hengdali (the “Target”).

On December 30, 2022, Stand Best and an unaffiliated entity, New Stonehenge Limited, entered into a purchase agreement, pursuant to which, Stand Best agreed to sell 100% equity interests in Hengda to New Stonehenge Limited, in exchange for a 5% unsecured promissory note with a principal amount of US$8.5 million. The promissory note will mature in four years and the 5% interest and principal amount on the note is to be paid in four annual installments. On February 21, 2023, the Company’s shareholders approved this transaction. On April 28, 2023, this transaction was closed. The has transferred its ownership of the ceramic tile manufacturing business to the New Stonehenge Limited, and New Stonehenge Limited has become the 100% owner of Hengda, which is the 100% owner of Hengdali.

On February 21, 2023, the shareholders of the Company approved and adopted an amended and restated memorandum and articles of association (the “Amended M&A”), which changed the authorized issued share capital of the Company from US$4,800,000 divided into 200,000,000 ordinary shares with a par value of US$0.024 each, to (i) 250,000,000 ordinary shares re-designated as (a) 200,000,000 Class A ordinary shares with no par value each, and (b) 50,000,000 Class B ordinary shares with no par value each, and (ii) 50,000,000 preferred shares with no par value each, (the “Re-Designation of the Authorized Capital”). Each Class A ordinary share is entitled to one (1) vote and each Class B ordinary share is entitled to twenty (20) votes. In connection with the Re-Designation of the Authorized Capital, 977,755 ordinary shares owned by Mr. Weilai (Will) Zhang then were converted into 977,755 Class B ordinary shares, and the rest of the then outstanding and issued outstanding ordinary shares were converted into Class A ordinary shares on an one-for-one basis.

Antelope Enterprise Holdings Limited and its subsidiaries’ (the “Company”) corporate structure as of December 31, 2023 is as follows:

Name	Place and date of incorporation or establishment/ operations		Nominal value of issued ordinary share /registered capital	Percentage of equity attributable to the Company		Principal activities
				Direct	Indirect

Antelope USA	Delaware, USA, January 4, 2023	US$	1,000	100	-	Holding company
Success Winner Limited	British Virgin Islands, May 29, 2009	US$	1	100	-	Investment holding

Vast Elite Limited	Hong Kong, September 22, 2017	HKD	1	-	100	Trading of building material

Chengdu Future Talented Management and Consulting Co, Ltd (note 2)	PRC, November 20, 2019	RMB	30,000,000	-	100	Business management and consulting services

Antelope Enterprise (HK) Holdings Limited	Hong Kong, December 3, 2019	HKD	10,000	-	100	Investment holding

Antelope Holdings (Chengdu) Co., Ltd (note 3)	PRC, May 9, 2020	USD	10,000,000	-	100	Business management and consulting services

Hainan Antelope Holdings Co., Ltd (note 4)	PRC, August 10, 2021	USD	10,000,000	-	100	Business management and consulting services

Antelope Future (Yangpu) Investment Co., Ltd (note 5)	PRC, August 11, 2021	USD	10,000,000	-	100	Business management and consulting services

Antelope Investment (Hainan) Co., Ltd (note 6)	PRC, August 23, 2021	RMB	50,000,000	-	100	Business management and consulting services

Antelope Ruicheng Investment (Hainan) Co., Ltd (note 7)	PRC, September 9, 2021	RMB	50,000,000	-	100	Business management and consulting services

Hainan Kylin Cloud Services Technology Co., Ltd (note 8)	PRC, September 18, 2021	RMB	5,000,000	-	51	Business management and consulting services
Hangzhou Kylin Cloud Services Technology Co., Ltd (note 9)	PRC, October 28, 2022	RMB	5,000,000	-	51	Business management and consulting services
Anhui Kylin Cloud Services Technology Co., Ltd (note 10)	PRC, November 2, 2022	RMB	5,000,000	-	51	Business management and consulting services
Wenzhou Kylin Cloud Services (note 11)	PRC, February 15, 2023	RMB	5,000,000	-	51	Business management and consulting services
Hubei Kylin Cloud Services Technology Co., Ltd (note 12)	PRC, August 15, 2023	RMB	5,000,000	-	51	Business management and consulting services
Jiangxi Kylin Cloud Services Technology Co., Ltd (note 13)	PRC, August 18, 2023	RMB	5,000,000	-	51	Business management and consulting services

Note:

1.	The registered capital of Hengda, Hengdali, Vast Elite and Antelope HK had been fully paid up.
2.	Chengdu Future is allowed to pay the registered capital in full before November 12, 2049.
3.	Antelope Chengdu is allowed to pay the registered capital in full before April 13, 2060.
4.	Hainan Antelope is allowed to pay the registered capital in full before December 31, 2041.
5.	Antelope Future is allowed to pay the registered capital in full before December 31, 2051.
6.	Antelope Investment is allowed to pay the registered capital in full before December 31, 2041.
7.	Antelope Ruicheng is allowed to pay the registered capital in full before December 31, 2051.
8.	Hainan Kylin is allowed to pay the registered capital in full before September 16, 2050.
9.	Hangzhou Kylin is allowed to pay the registered capital in full before October 21, 2042.
10.	Anhui Kylin is allowed to pay the registered capital in full before October 31, 2042.
11.	Wenzhou Kylin is allowed to pay the registered capital in full before February 15, 2043.
12.	Hubei Kylin is allowed to pay the registered capital in full before August 15, 2045.
13.	Jiangxi Kylin is allowed to pay the registered capital in full before August 15, 2053.

On September 3, 2020, the Company effected a reverse stock split, every three issued and outstanding ordinary shares as of the effective date will automatically be combined into one issued and outstanding share. Consequently, the reverse stock split will reduce the number of outstanding ordinary shares of the Company from approximately 9.2 million shares to approximately 3.1 million shares, and the par value per share will increase from $0.008 to $0.024. All outstanding stock options, warrants and other rights to purchase the Company’s ordinary shares will be adjusted proportionately as a result of the reverse stock split.

On September 18, 2023, the Company effected a one-for-ten reverse split of its issued and outstanding Class A ordinary shares. The consolidated statements of financial position as of December 31, 2023 and 2022, and consolidated statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021 were retroactively restated to reflect this reverse split.